Nature of Operations and Summary of Significant Accounting Policies - Summary of Calculation of Basic and Diluted income (loss) Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 15, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income	$ 5,348	$ 8,991	$ 59	$ 781	$ 831	$ 615	$ 2,935
Reversal of Gain on change in value of warrant liability	(5,597)	12,619		7,673
Net loss Available to Common Stockholders, Diluted	$ (249,000)	$ (3,628)		$ (6,892)
Weighted-average shares outstanding	17,541,838	17,888,140		17,852,493
Restricted stock grants and warrants	3,468,872
UPOs	415,405
Diluted weighted-average shares outstanding	21,426,115	18,752,938		20,145,284
Basic	$ 0.30	$ 0.50		$ 0.04
Diluted	$ (0.01)	$ (0.19)		$ (0.34)